Activity in the Liability for Unpaid Losses and Loss Adjustment Expenses for Property and Casualty Insurance (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Paid related to:
Plus: reinsurance recoverables	$ 186,533	$ 240,824
Property and Casualty Insurance
Liability for Unpaid Claims and Claims Adjustment Expense [Roll Forward]
Balance at January 1	382,328	276,355	271,677
Less: reinsurance recoverables	223,865	167,315	162,711
Net balance at January 1	158,463	109,040	108,966
Incurred related to:
Current year	8,962	9,297	9,453
Prior years	7,036	56,445	7,832
Total incurred	15,998	65,742	17,285
Paid related to:
Current year	4,405	5,049	4,971
Prior years	16,402	11,270	12,240
Total paid	20,807	16,319	17,211
Increase (decrease) in incurred and paid	(4,809)	49,423	74
Net balance at December 31	153,654	158,463	109,040
Plus: reinsurance recoverables	176,439	223,865	167,315
Balance at December 31	$ 330,093	$ 382,328	$ 276,355